SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Outstanding Warrants to Shareholders
The Company's outstanding warrants to shareholders as of December 31, 2013 are as follows:

Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)

161,000	$11	1.58

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
A summary of the Company's employee and director stock option activity and related information for the year ended December 31, 2013, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	93,512	$23.45	$2.74	$78
Changes during the year:
Granted	90,000	$3.87
Exercised	(30,574)	$2.81
Forfeited or cancelled	(8,212)	$37.52

Outstanding at December 31, 2013	144,726	$14.80	$3.80	$378

Vested and expected to vest	47,614	$37.09	$1.93	$1
Exercisable at December 31,2013	47,614	$37.09	$1.93	$1

Schedule of Information about Options and Warrants Outstanding and Exercisable
Options granted to employees and directors that are outstanding as of December 31, 2013 broken into ranges of exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2013	life (years)	2013	(years)

$3.40	375	2.97	250	2.97
$3.80	6,987	2.97	-	-
$3.87	90,000	4.85	-	-
$8.00	5,749	2.25	5,749	2.25
$9.91	375	0.14	375	0.14
$20.00	8,660	0.00	8,660	0.00
$33.60	3,750	4.24	3,750	4.24
$47.70	15,000	1.25	15,000	1.25
$50.40	13,430	3.25	13,430	3.24
$60.00	400	0.63	400	0.63

	144,726	3.80	47,614	1.93

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Information about Options and Warrants Outstanding and Exercisable
The Company's outstanding warrants to service and debt holders as of December 31, 2013 are as follows:

Exercise price	Warrants* outstanding	Weighted average remaining Contractual life (years)

$10.00	5,000	2.59
$16.00	17,274	1.09
$20.00	3,300	0.00

	25,574	1.24

*	All warrants are exercisable as of December 31, 2013